Employee benefit plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Employee benefit plans
Note 11: Employee benefit plans

Profit sharing, defined contribution and 401(k) plans – We maintain a profit sharing plan, a defined contribution pension plan and a plan established under section 401(k) of the Internal Revenue Code to provide retirement benefits for certain employees. These plans cover a significant majority of our full-time employees, as well as some part-time employees. Employees are eligible to participate in the plans on the first day of the quarter following their first full year of service. We also provide cash bonus programs under which employees may receive cash bonus payments based on our operating performance.

Contributions to the profit sharing and defined contribution plans are made solely by Deluxe and are remitted to the plans’ respective trustees. Benefits provided by the plans are paid from accumulated funds of the trusts. In 2010, 2009 and 2008, contributions to the defined contribution pension plan equaled 4% of eligible compensation. Contributions to the profit sharing plan vary based on the company’s performance. Under the 401(k) plan, employees under the age of 50 could contribute up to the lesser of $16,500 or 50% of eligible wages during 2010. Employees 50 years of age or older could make contributions of up to $22,000 during 2010. Beginning on the first day of the quarter following an employee’s first full year of service, we match 100% of the first 1% of wages contributed by employees and 50% of the next 4% of wages contributed. All employee and employer contributions are remitted to the plans’ respective trustees and benefits provided by the plans are paid from accumulated funds of the trusts. Payments made under the cash bonus programs vary based on the company’s performance and are paid in cash directly to employees.

Employees are provided a broad range of investment options to choose from when investing their profit sharing, defined contribution and 401(k) plan funds. Investing in our common stock is not one of these options, although funds selected by employees may at times hold our common stock.

Beginning with the 2011 plan year, we will discontinue making contributions to the defined contribution pension plan. We expect the contribution made in early 2011 for the 2010 plan year to be our last contribution under this plan. Also, effective January 1, 2011, we modified the matching provisions of our 401(k) plan and began matching 100% of the first 1% of wages contributed by employees and 50% of the next 5% of wages contributed.

Expense recognized in the consolidated statements of income for these plans was as follows:

(in thousands)	2010	2009	2008
Profit sharing/cash bonus plans	$18,500	$22,751	$623
Defined contribution pension plan	8,664	9,953	11,614
401(k) plan	5,636	6,312	7,936

Deferred compensation plan – We have a non-qualified deferred compensation plan that allows eligible employees to defer a portion of their compensation. Participants can elect to defer up to a maximum of 100 percent of their base salary plus up to 50 percent of their bonus for the year. The compensation deferred under this plan is credited with earnings or losses measured by the mirrored rate of return on phantom investments elected by plan participants, which are similar to the investments available in our defined contribution pension plan. Each participant is fully vested in all deferred compensation and earnings. A participant may elect to receive deferred amounts in one payment or in monthly installments upon termination of employment or disability. Our total liability under this plan was $2.9 million as of December 31, 2010 and $3.5 million as of December 31, 2009. These amounts are reflected in accrued liabilities and other non-current liabilities in the consolidated balance sheets. We fund this liability through investments in company-owned life insurance policies. These investments are included in long-term investments in the consolidated balance sheets and totaled $12.9 million as of December 31, 2010 and $15.0 million as of December 31, 2009.

Voluntary employee beneficiary association (VEBA) trust – We have formed a VEBA trust to fund employee and retiree medical costs and severance benefits. Contributions to the VEBA trust are tax deductible, subject to limitations contained in the Internal Revenue Code. VEBA assets primarily consist of fixed income investments. We made contributions to the VEBA trust of $39.4 million in 2010, $40.3 million in 2009 and $36.1 million in 2008. As of December 31, 2010, the prepaid balance in the VEBA trust exceeded our liability for incurred but not reported medical claims by $1.0 million. This amount is reflected in other current assets in our consolidated balance sheet. Our liability for incurred but not reported medical claims exceeded the prepaid balance in the VEBA trust by $0.1 million as of December 31, 2009. This amount is reflected in accrued liabilities in our consolidated balance sheet.